SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of cash and cash equivalents [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Cash	$3,354,109	$3,132,480	$5,365,271
Short-term deposits	179,502	67,206	269,330
Total	$3,533,611	$3,199,686	$5,634,601